Quarterly Financial Summary (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 691,956		$ 648,638		$ 634,197		$ 641,625		$ 687,596		$ 661,226		$ 684,894		$ 711,704		$ 2,616,416	[1]	$ 2,745,420	[1]	$ 2,869,005	[1]
Gross profit	253,527		211,649		196,639		199,590		191,977		217,750		249,288		250,980		861,405		909,995		954,947
Restructuring and other charges, net	33,361	[2]	0	[2]	0	[2]	0	[2]	16,982	[2]	0	[2]	94,703	[2]	0	[2]	33,361	[2]	111,685	[2]	0	[2]
Net income attributable to Albemarle Corporation	$ 155,933		$ 90,512		$ 82,739		$ 83,987		$ 37,726		$ 109,459		$ 50,089		$ 114,262		$ 413,171		$ 311,536		$ 392,114
Basic earnings per share (in dollars per share)	$ 1.92		$ 1.11		$ 0.98		$ 0.95		$ 0.42		$ 1.23		$ 0.56		$ 1.28		$ 4.93		$ 3.49		$ 4.33
Weighted-average common shares outstanding-basic (in shares)	81,226		81,385		84,028		88,719		89,018		89,327		89,414		88,997		83,839		89,189		90,522
Diluted earnings per share (in dollars per share)	$ 1.91		$ 1.11		$ 0.98		$ 0.94		$ 0.42		$ 1.22		$ 0.56		$ 1.27		$ 4.90		$ 3.47		$ 4.28
Shares used to compute diluted earnings per share	81,713		81,852		84,489		89,236		89,660		89,879		90,051		89,947		84,322		89,884		91,522

[1]	No sales in a foreign country exceed 10% of total net sales. Also, net sales are attributed to countries based upon shipments to final destination.
[2]	See Note 19, “Special Items.”